Intangible assets, net (Tables)	12 Months Ended
Mar. 31, 2014
Intangible assets, net
Schedule of Components of Intangible Assets, Net
	March 31,
	2013	2014	2014
	RMB	RMB	US$

Cord blood bank operating rights	138,628	138,628	22,300
Less: Accumulated amortization	(13,458)	(18,079)	(2,908)
Total intangible assets, net	125,170	120,549	19,392

Schedule of Estimated Amortization Expenses

Estimated amortization expenses for the years afterwards are:

	March 31, 2014
	RMB	US$
Fiscal years ending March 31,
2015	4,621	743
2016	4,621	743
2017	4,621	743
2018	4,621	743
2019 and thereafter	102,065	16,420
Total amortization expenses	120,549	19,392